Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Expenses
General and administrative	$ 967	$ 803	$ 2,909	$ 2,712
Interest	1,105	1,376	3,629	4,084
Foreign exchange (gain)	(981)		(1,654)
Foreign exchange loss		842		1,204
Share of joint venture expenditures - Lion Battery			343
Stock compensation expense	1,167	408	2,774	1,144
Total operating expenses	2,258	3,429	8,001	9,144
Other Income
Loss (Gain) on fair value derivatives & other instruments	49	(49)	607	(3,112)
Loss on the partial settlement of the Sprott Facility			300
Net finance income	(25)	(28)	(73)	(134)
Net Loss for the period	2,282	3,352	8,835	5,898
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	(2,805)	3,140	(6,130)	4,034
Comprehensive (income) loss for the period	(523)	6,492	2,705	9,932
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	2,282	3,352	8,835	5,898
Non-controlling interests	0	0	0	0
Loss (Gain)	2,282	3,352	8,835	5,898
Comprehensive (income) loss attributable to:
Shareholders of Platinum Group Metals Ltd.	(523)	6,492	2,705	9,932
Non-controlling interests	0	0	0	0
Comprehensive (income) loss for the period	$ (523)	$ 6,492	$ 2,705	$ 9,932
Basic and diluted loss per common share	$ 0.03	$ 0.05	$ 0.12	$ 0.10
Weighted average number of common shares outstanding: Basic and diluted	74,013,641	62,347,102	71,003,263	60,815,363